Initial Public Offering (Details) - USD ($) $ / shares in Units, $ in Millions	Aug. 14, 2020	Jun. 30, 2020
IPO [Member]
Initial Public Offering (Details) [Line Items]
Number of units issued in transaction (in Shares)	12,075,000
Issuance of Public Shares (in Shares)	1,575,000
Gross proceeds	$ 120.8
Over-Allotment Option [Member]
Initial Public Offering (Details) [Line Items]
Number of units issued in transaction (in Shares)		441,500
Share price per share (in Dollars per share)	$ 10.00
Gross proceeds	$ 120.8
Offering cost	7.1
Deferred underwriting commissions	$ 4.2